Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,680,000
Previously Paid Amount	0.00
Total Fee Amount	508.21
Total Offset Amount	0.00
Net Fee	508.21
Narrative - Max Aggregate Offering Price	$ 3,680,000
Final Prospectus	true